Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Victory Portfolios IV
Entity Central Index Key	0002042316
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000256459 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer U.S. GovernmentMoney Market Fund
Class Name	Class Y
Trading Symbol	PRYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer U.S. Government Money Market Fund (the “Fund”) (successor to Pioneer U.S. Government Money Market Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended December 31, 2025, the Fund’s Class Y shares at NAV returned 3.88%.
  We maintained our investment focus of protecting shareholders’ capital and maintaining liquidity.
  We have been maximizing the portfolio’s exposure to fully collateralized tri-party overnight repurchase agreements, or "repos". (A tri-party repo is a repurchase transaction where a third party, the tri-party agent, provides operational and other related services to the cash borrower and the cash lender. In the United States, the role of the tri-party agent is performed by one of two government securities clearing banks.) Over the last few months of 2025, repo rates have provided some pickup over Treasury Bills.
  In the last quarter of 2025, the portfolio’s allocation to Treasury Bills increased, allowing the fund to maintain weekly liquid assets around 95%.

Material Change Date	Apr. 01, 2025
Net Assets	$ 263,437,827
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 949,563
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets	$263,437,827
Total number of portfolio holdings	20
Total advisory fee paid	$949,563

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of December 31, 2025 ) *
U.S. Government and Agency Obligations	66.1%
Repurchase Agreements (Fully Collateralized by U.S. Government Securities)	33.9%
*	As a percentage of total investments.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer U.S. Government Money Market Fund (the “Predecessor Fund”) reorganized with Victory Pioneer U.S. Government Money Market Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer U.S. Government Money Market Fund (the “Predecessor Fund”) reorganized with Victory Pioneer U.S. Government Money Market Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256460 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer U.S. GovernmentMoney Market Fund
Class Name	Class A
Trading Symbol	PMTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer U.S. Government Money Market Fund (the “Fund”) (successor to Pioneer U.S. Government Money Market Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended December 31, 2025, the Fund’s Class A shares at NAV returned 3.82%.
  We maintained our investment focus of protecting shareholders’ capital and maintaining liquidity.
  We have been maximizing the portfolio’s exposure to fully collateralized tri-party overnight repurchase agreements, or "repos". (A tri-party repo is a repurchase transaction where a third party, the tri-party agent, provides operational and other related services to the cash borrower and the cash lender. In the United States, the role of the tri-party agent is performed by one of two government securities clearing banks.) Over the last few months of 2025, repo rates have provided some pickup over Treasury Bills.
  In the last quarter of 2025, the portfolio’s allocation to Treasury Bills increased, allowing the fund to maintain weekly liquid assets around 95%.

Material Change Date	Apr. 01, 2025
Net Assets	$ 263,437,827
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 949,563
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets	$263,437,827
Total number of portfolio holdings	20
Total advisory fee paid	$949,563

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of December 31, 2025 ) *
U.S. Government and Agency Obligations	66.1%
Repurchase Agreements (Fully Collateralized by U.S. Government Securities)	33.9%
*	As a percentage of total investments.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer U.S. Government Money Market Fund (the “Predecessor Fund”) reorganized with Victory Pioneer U.S. Government Money Market Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A and Class R shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer U.S. Government Money Market Fund (the “Predecessor Fund”) reorganized with Victory Pioneer U.S. Government Money Market Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256472 [Member]
Shareholder Report [Line Items]
Fund Name	Victory AMT-Free Municipal Fund
Class Name	Class A
Trading Symbol	PBMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory AMT-Free Municipal Fund (the “Fund”) (successor to Pioneer AMT-Free Municipal Fund, formerly Victory Pioneer AMT-Free Municipal Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.79%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended December 31, 2025, the Fund’s Class A shares at NAV returned (1.46)%, compared to the Fund’s broad-based benchmark and performance benchmark, the Bloomberg Municipal Bond Index, which returned 4.25% for the same period.
  The Fund’s overweight allocation to longer-maturity bonds drove underperformance relative to the benchmark, as the long end of the curve steepened significantly during the year.
  Security selection in the Industrial Development Revenue (IDR) /Pollution Control Revenue (PCR) and Health Care sectors detracted from performance relative to the benchmark.
  The Fund’s allocation to the Treasury sector was additive to performance relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the Bloomberg Municipal Bond Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A (with sales charge)	-3.67%	-2.32%	0.99%
Class A (without sales charge)	-1.46%	-1.88%	1.22%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 02, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 449,974,329
Holdings Count | Holding	124	[1]
Advisory Fees Paid, Amount	$ 2,457,705
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of December 31, 2025)
Fund net assets	$449,974,329%
Total number of portfolio holdings	124^^
Total advisory fee paid	$2,457,705
Portfolio turnover rate	68%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
STATE DIVERSIFICATION
(as of December 31, 2025 )*
Texas	10.4%
New York	9.4%
California	8.8%
Florida	7.7%
Pennsylvania	6.2%
Massachusetts	6.0%
Virginia	5.1%
Alabama	4.5%
Puerto Rico	4.4%
Utah	4.1%
Other States	33.4%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, Pioneer AMT-Free Municipal Fund (the “Predecessor Fund”) reorganized with Victory Pioneer AMT-Free Municipal Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. Effective December 1, 2025, Victory Pioneer AMT-Free Municipal Fund was renamed as Victory AMT-Free Municipal Fund. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, Pioneer AMT-Free Municipal Fund (the “Predecessor Fund”) reorganized with Victory Pioneer AMT-Free Municipal Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. Effective December 1, 2025, Victory Pioneer AMT-Free Municipal Fund was renamed as Victory AMT-Free Municipal Fund. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256470 [Member]
Shareholder Report [Line Items]
Fund Name	Victory AMT-Free Municipal Fund
Class Name	Class C
Trading Symbol	MNBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory AMT-Free Municipal Fund (the “Fund”) (successor to Pioneer AMT-Free Municipal Fund, formerly Victory Pioneer AMT-Free Municipal Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$152	1.54%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended December 31, 2025, the Fund’s Class C shares at NAV returned (2.26)%, compared to the Fund’s broad-based benchmark and performance benchmark, the Bloomberg Municipal Bond Index, which returned 4.25% for the same period.
  The Fund’s overweight allocation to longer-maturity bonds drove underperformance relative to the benchmark, as the long end of the curve steepened significantly during the year.
  Security selection in the Industrial Development Revenue (IDR) /Pollution Control Revenue (PCR) and Health Care sectors detracted from performance relative to the benchmark.
  The Fund’s allocation to the Treasury sector was additive to performance relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the Bloomberg Municipal Bond Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C (with contingent deferred sales charge)	-3.20%	-2.62%	0.45%
Class C (without contingent deferred sales charge)	-2.26%	-2.62%	0.45%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 02, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 449,974,329
Holdings Count | Holding	124	[2]
Advisory Fees Paid, Amount	$ 2,457,705
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of December 31, 2025)
Fund net assets	$449,974,329%
Total number of portfolio holdings	124^^
Total advisory fee paid	$2,457,705
Portfolio turnover rate	68%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
STATE DIVERSIFICATION
(as of December 31, 2025 )*
Texas	10.4%
New York	9.4%
California	8.8%
Florida	7.7%
Pennsylvania	6.2%
Massachusetts	6.0%
Virginia	5.1%
Alabama	4.5%
Puerto Rico	4.4%
Utah	4.1%
Other States	33.4%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, Pioneer AMT-Free Municipal Fund (the “Predecessor Fund”) reorganized with Victory Pioneer AMT-Free Municipal Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. Effective December 1, 2025, Victory Pioneer AMT-Free Municipal Fund was renamed as Victory AMT-Free Municipal Fund. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, Pioneer AMT-Free Municipal Fund (the “Predecessor Fund”) reorganized with Victory Pioneer AMT-Free Municipal Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. Effective December 1, 2025, Victory Pioneer AMT-Free Municipal Fund was renamed as Victory AMT-Free Municipal Fund. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256471 [Member]
Shareholder Report [Line Items]
Fund Name	Victory AMT-Free Municipal Fund
Class Name	Class Y
Trading Symbol	PBYMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory AMT-Free Municipal Fund (the “Fund”) (successor to Pioneer AMT-Free Municipal Fund, formerly Victory Pioneer AMT-Free Municipal Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$49	0.49%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended December 31, 2025, the Fund’s Class Y shares at NAV returned (1.11)%, compared to the Fund’s broad-based benchmark and performance benchmark, the Bloomberg Municipal Bond Index, which returned 4.25% for the same period.
  The Fund’s overweight allocation to longer-maturity bonds drove underperformance relative to the benchmark, as the long end of the curve steepened significantly during the year.
  Security selection in the Industrial Development Revenue (IDR) /Pollution Control Revenue (PCR) and Health Care sectors detracted from performance relative to the benchmark.
  The Fund’s allocation to the Treasury sector was additive to performance relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the Bloomberg Municipal Bond Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y	-1.11%	-1.59%	1.49%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 02, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 449,974,329
Holdings Count | Holding	124	[3]
Advisory Fees Paid, Amount	$ 2,457,705
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of December 31, 2025)
Fund net assets	$449,974,329%
Total number of portfolio holdings	124^^
Total advisory fee paid	$2,457,705
Portfolio turnover rate	68%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
STATE DIVERSIFICATION
(as of December 31, 2025 )*
Texas	10.4%
New York	9.4%
California	8.8%
Florida	7.7%
Pennsylvania	6.2%
Massachusetts	6.0%
Virginia	5.1%
Alabama	4.5%
Puerto Rico	4.4%
Utah	4.1%
Other States	33.4%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, Pioneer AMT-Free Municipal Fund (the “Predecessor Fund”) reorganized with Victory Pioneer AMT-Free Municipal Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. Effective December 1, 2025, Victory Pioneer AMT-Free Municipal Fund was renamed as Victory AMT-Free Municipal Fund. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, Pioneer AMT-Free Municipal Fund (the “Predecessor Fund”) reorganized with Victory Pioneer AMT-Free Municipal Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. Effective December 1, 2025, Victory Pioneer AMT-Free Municipal Fund was renamed as Victory AMT-Free Municipal Fund. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256517 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Fund
Class Name	Class Y
Trading Symbol	PYODX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Fund (the “Fund”) (successor to Pioneer Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$72	0.64%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended December 31, 2025, the Fund’s Class Y shares at NAV returned 23.52%. For the same period, the Fund’s broad-based benchmark the S&P 500® Index (the “Index”) returned 17.88%.
  The Fund’s annual outperformance relative to its broad-based benchmark was largely driven by its top-down thematic conviction to electrification. Portfolio management increased holdings to this theme early in the year as concerns around DeepSeek and tariffs created pressure on the equity markets.
  Detractors from benchmark relative performance included holdings in the health care and energy sectors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the S&P 500® Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y	23.52%	15.21%	15.88%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 10,114,284,689
Holdings Count | Holding	45	[4]
Advisory Fees Paid, Amount	$ 53,973,192
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of December 31, 2025)
Fund net assets	$10,114,284,689%
Total number of portfolio holdings	45^^
Total advisory fee paid	$53,973,192
Portfolio turnover rate	88%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of December 31, 2025 )*
Information Technology	33.4%
Industrials	14.3%
Financials	12.0%
Health Care	8.4%
Basic Materials	7.0%
Utilities	6.8%
Communication Services	6.4%
Consumer Discretionary	5.4%
Energy	3.5%
Consumer Staples	2.8%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256515 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Fund
Class Name	Class R6
Trading Symbol	PIOKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Fund (the “Fund”) (successor to Pioneer Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$72	0.64%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended December 31, 2025, the Fund’s Class R6 shares at NAV returned 23.51%. For the same period, the Fund’s broad-based benchmark the S&P 500® Index (the “Index”) returned 17.88%.
  The Fund’s annual outperformance relative to its broad-based benchmark was largely driven by its top-down thematic conviction to electrification. Portfolio management increased holdings to this theme early in the year as concerns around DeepSeek and tariffs created pressure on the equity markets.
  Detractors from benchmark relative performance included holdings in the health care and energy sectors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class R6 shares of the Fund during the periods shown, compared to that of the S&P 500® Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class R6	23.51%	15.21%	15.78%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 10,114,284,689
Holdings Count | Holding	45	[5]
Advisory Fees Paid, Amount	$ 53,973,192
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of December 31, 2025)
Fund net assets	$10,114,284,689%
Total number of portfolio holdings	45^^
Total advisory fee paid	$53,973,192
Portfolio turnover rate	88%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of December 31, 2025 )*
Information Technology	33.4%
Industrials	14.3%
Financials	12.0%
Health Care	8.4%
Basic Materials	7.0%
Utilities	6.8%
Communication Services	6.4%
Consumer Discretionary	5.4%
Energy	3.5%
Consumer Staples	2.8%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256516 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Fund
Class Name	Class R
Trading Symbol	PIORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Fund (the “Fund”) (successor to Pioneer Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$150	1.35%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended December 31, 2025, the Fund’s Class R shares at NAV returned 22.67%. For the same period, the Fund’s broad-based benchmark the S&P 500® Index (the “Index”) returned 17.88%.
  The Fund’s annual outperformance relative to its broad-based benchmark was largely driven by its top-down thematic conviction to electrification. Portfolio management increased holdings to this theme early in the year as concerns around DeepSeek and tariffs created pressure on the equity markets.
  Detractors from benchmark relative performance included holdings in the health care and energy sectors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class R shares of the Fund during the periods shown, compared to that of the S&P 500® Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class R	22.67%	14.37%	15.07%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 10,114,284,689
Holdings Count | Holding	45	[6]
Advisory Fees Paid, Amount	$ 53,973,192
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of December 31, 2025)
Fund net assets	$10,114,284,689%
Total number of portfolio holdings	45^^
Total advisory fee paid	$53,973,192
Portfolio turnover rate	88%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of December 31, 2025 )*
Information Technology	33.4%
Industrials	14.3%
Financials	12.0%
Health Care	8.4%
Basic Materials	7.0%
Utilities	6.8%
Communication Services	6.4%
Consumer Discretionary	5.4%
Energy	3.5%
Consumer Staples	2.8%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class R shares of the Predecessor Fund received Class R shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256518 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Fund
Class Name	Class C
Trading Symbol	PCODX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Fund (the “Fund”) (successor to Pioneer Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$190	1.71%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended December 31, 2025, the Fund’s Class C shares at NAV returned 22.21%. For the same period, the Fund’s broad-based benchmark the S&P 500® Index (the “Index”) returned 17.88%.
  The Fund’s annual outperformance relative to its broad-based benchmark was largely driven by its top-down thematic conviction to electrification. Portfolio management increased holdings to this theme early in the year as concerns around DeepSeek and tariffs created pressure on the equity markets.
  Detractors from benchmark relative performance included holdings in the health care and energy sectors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the S&P 500® Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C (with contingent deferred sales charge)	21.21%	13.97%	14.66%
Class C (without contingent deferred sales charge)	22.21%	13.97%	14.66%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 10,114,284,689
Holdings Count | Holding	45	[7]
Advisory Fees Paid, Amount	$ 53,973,192
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of December 31, 2025)
Fund net assets	$10,114,284,689%
Total number of portfolio holdings	45^^
Total advisory fee paid	$53,973,192
Portfolio turnover rate	88%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of December 31, 2025 )*
Information Technology	33.4%
Industrials	14.3%
Financials	12.0%
Health Care	8.4%
Basic Materials	7.0%
Utilities	6.8%
Communication Services	6.4%
Consumer Discretionary	5.4%
Energy	3.5%
Consumer Staples	2.8%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256514 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Fund
Class Name	Class A
Trading Symbol	PIODX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Fund (the “Fund”) (successor to Pioneer Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$102	0.91%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended December 31, 2025, the Fund’s Class A shares at NAV returned 23.19%. For the same period, the Fund’s broad-based benchmark the S&P 500® Index (the “Index”) returned 17.88%.
  The Fund’s annual outperformance relative to its broad-based benchmark was largely driven by its top-down thematic conviction to electrification. Portfolio management increased holdings to this theme early in the year as concerns around DeepSeek and tariffs created pressure on the equity markets.
  Detractors from benchmark relative performance included holdings in the health care and energy sectors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the S&P 500® Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A (with sales charge)	16.11%	13.52%	14.88%
Class A (without sales charge)	23.19%	14.88%	15.57%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 10,114,284,689
Holdings Count | Holding	45	[8]
Advisory Fees Paid, Amount	$ 53,973,192
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of December 31, 2025)
Fund net assets	$10,114,284,689%
Total number of portfolio holdings	45^^
Total advisory fee paid	$53,973,192
Portfolio turnover rate	88%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of December 31, 2025 )*
Information Technology	33.4%
Industrials	14.3%
Financials	12.0%
Health Care	8.4%
Basic Materials	7.0%
Utilities	6.8%
Communication Services	6.4%
Consumer Discretionary	5.4%
Energy	3.5%
Consumer Staples	2.8%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256520 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Core Equity Fund
Class Name	Class A
Trading Symbol	PIOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Core Equity Fund (the “Fund”) (successor to Pioneer Core Equity Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$92	0.85%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended December 31, 2025, the Fund’s Class A shares at NAV returned 16.85%. For the same period, the Fund’s broad-based benchmark and performance benchmark, the Standard & Poor’s 500 Index (“S&P 500® Index”), returned 17.88%.
  The Fund, which seeks to employ a higher quality and valuation sensitive approach to investing in large cap stock, underperformed relative to its performance benchmark due to security selection within the industrials and communication services sectors.
  Stock selection in the information technology and financials sectors made the largest contribution to performance relative to the Fund’s performance benchmark.
  An overweight allocation to the financials sector and an underweight allocation to the information technology sector also detracted whereas the Fund’s underweight allocations to the consumer discretionary and real estate sectors contributed to the Fund’s returns relative to the performance benchmark.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the S&P 500® Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A (with sales charge)	10.13%	9.11%	11.73%
Class A (without sales charge)	16.85%	10.41%	12.39%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 1,994,282,419
Holdings Count | Holding	63	[9]
Advisory Fees Paid, Amount	$ 9,548,001
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of December 31, 2025)
Fund net assets	$1,994,282,419%
Total number of portfolio holdings	63^^
Total advisory fee paid	$9,548,001
Portfolio turnover rate	64%
^^	Excluding short-term investments, in-kind redemptions and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of December 31, 2025 )*
Information Technology	24.6%
Financials	22.3%
Industrials	12.6%
Health Care	10.1%
Communication Services	10.1%
Energy	6.6%
Consumer Discretionary	6.2%
Consumer Staples	3.3%
Utilities	2.2%
Basic Materials	2.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Core Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Core Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A and Class R shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Core Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Core Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256522 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Core Equity Fund
Class Name	Class C
Trading Symbol	PCOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Core Equity Fund (the “Fund”) (successor to Pioneer Core Equity Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$178	1.65%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended December 31, 2025, the Fund’s Class C shares at NAV returned 15.96%. For the same period, the Fund’s broad-based benchmark and performance benchmark, the Standard & Poor’s 500 Index (“S&P 500® Index”), returned 17.88%.
  The Fund, which seeks to employ a higher quality and valuation sensitive approach to investing in large cap stock, underperformed relative to its performance benchmark due to security selection within the industrials and communication services sectors.
  Stock selection in the information technology and financials sectors made the largest contribution to performance relative to the Fund’s performance benchmark.
  An overweight allocation to the financials sector and an underweight allocation to the information technology sector also detracted whereas the Fund’s underweight allocations to the consumer discretionary and real estate sectors contributed to the Fund’s returns relative to the performance benchmark.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the S&P 500® Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C (with contingent deferred sales charge)	14.96%	9.54%	11.50%
Class C (without contingent deferred sales charge)	15.96%	9.54%	11.50%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 1,994,282,419
Holdings Count | Holding	63	[10]
Advisory Fees Paid, Amount	$ 9,548,001
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of December 31, 2025)
Fund net assets	$1,994,282,419%
Total number of portfolio holdings	63^^
Total advisory fee paid	$9,548,001
Portfolio turnover rate	64%
^^	Excluding short-term investments, in-kind redemptions and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of December 31, 2025 )*
Information Technology	24.6%
Financials	22.3%
Industrials	12.6%
Health Care	10.1%
Communication Services	10.1%
Energy	6.6%
Consumer Discretionary	6.2%
Consumer Staples	3.3%
Utilities	2.2%
Basic Materials	2.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Core Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Core Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Core Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Core Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256521 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Core Equity Fund
Class Name	Class R6
Trading Symbol	PCEKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Core Equity Fund (the “Fund”) (successor to Pioneer Core Equity Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$59	0.54%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended December 31, 2025, the Fund’s Class R6 shares at NAV returned 17.22%. For the same period, the Fund’s broad-based benchmark and performance benchmark, the Standard & Poor’s 500 Index (“S&P 500® Index”), returned 17.88%.
  The Fund, which seeks to employ a higher quality and valuation sensitive approach to investing in large cap stock, underperformed relative to its performance benchmark due to security selection within the industrials and communication services sectors.
  Stock selection in the information technology and financials sectors made the largest contribution to performance relative to the Fund’s performance benchmark.
  An overweight allocation to the financials sector and an underweight allocation to the information technology sector also detracted whereas the Fund’s underweight allocations to the consumer discretionary and real estate sectors contributed to the Fund’s returns relative to the performance benchmark.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class R6 shares of the Fund during the periods shown, compared to that of the S&P 500® Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class R6	17.22%	10.75%	12.67%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 1,994,282,419
Holdings Count | Holding	63	[11]
Advisory Fees Paid, Amount	$ 9,548,001
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of December 31, 2025)
Fund net assets	$1,994,282,419%
Total number of portfolio holdings	63^^
Total advisory fee paid	$9,548,001
Portfolio turnover rate	64%
^^	Excluding short-term investments, in-kind redemptions and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of December 31, 2025 )*
Information Technology	24.6%
Financials	22.3%
Industrials	12.6%
Health Care	10.1%
Communication Services	10.1%
Energy	6.6%
Consumer Discretionary	6.2%
Consumer Staples	3.3%
Utilities	2.2%
Basic Materials	2.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Core Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Core Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Core Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Core Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256519 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Core Equity Fund
Class Name	Class Y
Trading Symbol	PVFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Core Equity Fund (the “Fund”) (successor to Pioneer Core Equity Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$71	0.65%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended December 31, 2025, the Fund’s Class Y shares at NAV returned 17.11%. For the same period, the Fund’s broad-based benchmark and performance benchmark, the Standard & Poor’s 500 Index (“S&P 500® Index”), returned 17.88%.
  The Fund, which seeks to employ a higher quality and valuation sensitive approach to investing in large cap stock, underperformed relative to its performance benchmark due to security selection within the industrials and communication services sectors.
  Stock selection in the information technology and financials sectors made the largest contribution to performance relative to the Fund’s performance benchmark.
  An overweight allocation to the financials sector and an underweight allocation to the information technology sector also detracted whereas the Fund’s underweight allocations to the consumer discretionary and real estate sectors contributed to the Fund’s returns relative to the performance benchmark.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the S&P 500® Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y	17.11%	10.65%	12.65%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 1,994,282,419
Holdings Count | Holding	63	[12]
Advisory Fees Paid, Amount	$ 9,548,001
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of December 31, 2025)
Fund net assets	$1,994,282,419%
Total number of portfolio holdings	63^^
Total advisory fee paid	$9,548,001
Portfolio turnover rate	64%
^^	Excluding short-term investments, in-kind redemptions and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of December 31, 2025 )*
Information Technology	24.6%
Financials	22.3%
Industrials	12.6%
Health Care	10.1%
Communication Services	10.1%
Energy	6.6%
Consumer Discretionary	6.2%
Consumer Staples	3.3%
Utilities	2.2%
Basic Materials	2.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Core Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Core Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Core Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Core Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

[1]	Excluding short-term investments and all derivative contracts except for options purchased.
[2]	Excluding short-term investments and all derivative contracts except for options purchased.
[3]	Excluding short-term investments and all derivative contracts except for options purchased.
[4]	Excluding short-term investments and all derivative contracts except for options purchased.
[5]	Excluding short-term investments and all derivative contracts except for options purchased.
[6]	Excluding short-term investments and all derivative contracts except for options purchased.
[7]	Excluding short-term investments and all derivative contracts except for options purchased.
[8]	Excluding short-term investments and all derivative contracts except for options purchased.
[9]	Excluding short-term investments, in-kind redemptions and all derivative contracts except for options purchased.
[10]	Excluding short-term investments, in-kind redemptions and all derivative contracts except for options purchased.
[11]	Excluding short-term investments, in-kind redemptions and all derivative contracts except for options purchased.
[12]	Excluding short-term investments, in-kind redemptions and all derivative contracts except for options purchased.